T. ROWE PRICE Floating Rate Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  0.0%
Miscellaneous  0.0%
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 504 537
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 303 343
Total Asset-Backed Securities (Cost $867) 880
BANK LOANS  87.5% (2)
Aerospace & Defense  2.5%
Apple Bidco, FRN, 1M TSFR + 2.50%, 6.824%, 9/25/31 (3) 9,573 9,518
Bleriot U.S. Bidco, FRN, 3M TSFR + 2.75%, 7.079%,
10/31/30 (3) 7,601 7,598
Brown Group Holding, FRN, 3M TSFR + 2.50%, 6.806%,
7/1/31 (3) 13,193 13,171
Dynasty Acquisition, FRN, 1M TSFR + 2.25%, 6.574%,
10/31/31 (3) 25,904 25,881
Kaman, FRN, 1M TSFR + 2.75%, 1/30/32 (3) 10,490 10,430
Peraton, FRN, 3M TSFR + 8.00%, 12.429%, 2/1/29  5,717 4,557
TransDigm, FRN, 3M TSFR + 2.50%, 6.829%, 2/28/31 (3) 19,618 19,619
TransDigm, FRN, 3M TSFR + 2.50%, 6.829%, 1/19/32 (3) 4,145 4,148
TransDigm, FRN, 3M TSFR + 2.75%, 7.079%, 8/24/28 (3) 10,996 11,016
TransDigm, FRN, 3M TSFR + 2.75%, 7.079%, 3/22/30 (3) 5,131 5,135
111,073
Airlines  1.3%
AAdvantage Loyalty IP, FRN, 3M TSFR + 4.75%, 9.305%,
4/20/28 (3) 52,501 53,565
SkyMiles IP, FRN, 3M TSFR + 3.75%, 8.043%, 10/20/27  4,150 4,203
57,768
Automotive  2.4%
Belron Finance, FRN, 3M TSFR + 2.75%, 7.052%, 10/16/31  27,935 27,996
Clarios Global, FRN, 1M TSFR + 2.50%, 6.824%, 5/6/30 (3) 8,773 8,730
Clarios Global, FRN, 1M TSFR + 2.75%, 7.074%, 1/28/32 (3) 29,130 29,057
Mavis Tire Express Services Topco, FRN, 1M TSFR + 3.00%,
7.313%, 5/4/28 (3) 15,378 15,391
Wand NewCo 3, FRN, 1M TSFR + 2.75%, 7.074%, 1/30/31 (3) 25,393 25,312
106,486
Broadcasting  1.7%
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%,
8.438%, 8/21/28 (3) 9,661 9,656

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CMG Media, FRN, 1M TSFR + 3.50%, 7.929%, 6/18/29 (3) 16,443 15,131
Gray Media, FRN, 1M TSFR + 5.25%, 6/4/29 (3) 4,470 4,228
Neptune Bidco U.S., FRN, 3M TSFR + 5.00%, 9.389%,
4/11/29 (3) 21,696 19,236
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 14.139%,
10/11/29 (4) 7,250 7,105
Townsquare Media, FRN, 1M TSFR + 5.00%, 9.323%,
2/6/30 (3)(5) 6,640 6,308
Univision Communications, FRN, 1M TSFR + 3.25%, 7.688%,
1/31/29 (5) 3,655 3,564
Univision Communications, FRN, 1M TSFR + 3.50%, 7.938%,
1/31/29  2,053 2,032
Univision Communications, FRN, 3M TSFR + 4.25%, 8.579%,
6/24/29  7,690 7,575
74,835
Building Products  1.0%
Chariot Buyer, FRN, 1M TSFR + 3.25%, 7.674%, 11/3/28 (3) 7,869 7,856
MITER Brands Acquisition Holdco, FRN, 1M TSFR + 3.00%,
7.324%, 3/28/31 (3) 7,853 7,863
Quikrete Holdings, FRN, 1M TSFR + 2.25%, 1/30/32 (3) 29,025 28,971
44,690
Cable Operators  1.0%
CSC Holdings, FRN, 1M TSFR + 4.50%, 8.812%, 1/18/28  11,407 11,193
CSC Holdings, FRN, 6M TSFR + 2.50%, 7.173%, 4/15/27 (3) 20,722 19,502
Directv Financing, FRN, 3M TSFR + 5.00%, 9.552%, 8/2/27 (3) 1,179 1,179
Directv Financing, FRN, 3M TSFR + 5.25%, 9.802%, 8/2/29 (3) 4,260 4,229
Radiate Holdco, FRN, 1M TSFR + 3.25%, 7.688%, 9/25/26  10,013 8,702
44,805
Chemicals  1.8%
Avient, FRN, 3M TSFR + 2.00%, 6.285%, 8/29/29 (3) 1,882 1,883
Nouryon Finance B-1, FRN, 3M TSFR + 3.25%, 7.554%,
4/3/28 (3) 7,247 7,284
Nouryon Finance B-2, FRN, 3M TSFR + 3.25%, 7.553%,
4/3/28 (3) 20,407 20,477
Vibrantz Technologies, FRN, 3M TSFR + 4.25%, 8.689%,
4/23/29 (3) 25,082 24,253
Windsor Holdings III, FRN, 1M TSFR + 3.50%, 7.822%,
8/1/30 (3) 14,448 14,394
WR Grace Holdings, FRN, 3M TSFR + 3.25%, 7.579%,
9/22/28 (3) 10,838 10,824
79,115
Consumer Products  0.5%
19th Holdings Golf, FRN, 1M TSFR + 3.25%, 7.657%, 2/7/29 (3) 3,891 3,811
ABG Intermediate Holdings 2, FRN, 1M TSFR + 2.25%,
6.574%, 12/21/28 (3) 6,941 6,928

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Life Time, FRN, 1M TSFR + 2.50%, 6.796%, 11/5/31 (3) 8,695 8,695
Peloton Interactive, FRN, 1M TSFR + 5.50%, 9.813%,
5/30/29 (3) 3,676 3,744
23,178
Container  1.4%
Albea Beauty Holdings, FRN, 3M EURIBOR + 5.00%, 7.683%,
12/31/27 (EUR)  3,400 3,558
Charter Next Generation, FRN, 1M TSFR + 3.00%, 7.314%,
11/29/30  49,205 49,244
Proampac PG Borrower, FRN, 3M TSFR + 4.00%, 8.31%,
9/15/28 (3) 7,330 7,328
60,130
Energy  2.8%
Brazos Delaware II, FRN, 6M TSFR + 3.50%, 7.824%,
2/11/30 (3) 9,627 9,646
CPPIB OVM Member U.S., FRN, 3M TSFR + 3.25%, 7.579%,
8/20/31 (3) 8,670 8,702
EPIC Crude Services, FRN, 3M TSFR + 3.00%, 7.302%,
10/15/31 (3) 20,830 20,886
Goodnight Water Solutions Holdings, FRN, 1M TSFR + 4.50%,
8.824%, 6/4/29 (3) 7,653 7,638
Hilcorp Energy I, FRN, 1M TSFR + 2.00%, 6.315%, 2/11/30  9,065 9,065
M6 ETX Holdings II Midco, FRN, 1M TSFR + 4.50%, 8.924%,
9/19/29 (3) 11,250 11,273
NGL Energy Operating, FRN, 1M TSFR + 3.75%, 8.074%,
2/3/31 (3) 21,938 21,883
Northriver Midstream Finance, FRN, 3M TSFR + 2.25%, 6.56%,
8/16/30 (3) 11,699 11,708
Prairie Acquiror, FRN, 1M TSFR + 4.25%, 8.574%, 8/1/29 (3) 17,095 17,237
WaterBridge NDB Operating, FRN, 3M TSFR + 4.00%, 8.315%,
5/10/29 (3) 5,832 5,875
123,913
Entertainment & Leisure  4.0%
AMC Entertainment Holdings, FRN, 1M TSFR + 7.00%, 11.32%,
1/4/29  20,073 20,378
Cinemark USA, FRN, 1M TSFR + 2.75%, 7.075%, 5/24/30  5,185 5,216
Crown Finance U.S., FRN, 1M TSFR + 5.25%, 9.573%,
12/2/31 (3) 20,395 20,324
Delta 2, FRN, 3M TSFR + 2.00%, 6.329%, 9/10/31 (3) 23,685 23,715
Endeavor Operating, FRN, 1M TSFR + 3.00%, 1/28/32 (3) 31,250 31,367
Motion Finco, FRN, 3M TSFR + 3.50%, 7.829%, 11/12/29  1,668 1,637
SeaWorld Parks & Entertainment, FRN, 1M TSFR + 2.00%,
6.324%, 12/4/31  7,796 7,767
StubHub Holdco Sub, FRN, 1M TSFR + 4.75%, 9.074%,
3/15/30  7,940 7,937

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
UFC Holdings, FRN, 3M TSFR + 2.25%, 6.58%, 11/21/31 (3) 48,452 48,449
United Talent Agency, FRN, 1M TSFR + 3.75%, 8.067%,
7/7/28 (5) 1,861 1,863
William Morris Endeavor Entertainment, FRN, 1M TSFR +
2.75%, 7.188%, 5/18/25  7,061 7,059
175,712
Financial  16.0%
Acrisure, FRN, 1M TSFR + 2.75%, 7.074%, 2/13/27  3,572 3,569
Acrisure, FRN, 1M TSFR + 3.00%, 7.324%, 11/6/30  27,660 27,608
Alliant Holdings Intermediate, FRN, 1M TSFR + 2.75%, 7.072%,
9/19/31 (3) 52,120 52,026
AmWINS Group, FRN, 1M TSFR + 2.25%, 6.574%, 1/30/32 (3) 18,545 18,509
Apollo Commercial Real Estate Finance, FRN, 1M TSFR +
3.50%, 7.938%, 3/11/28 (3)(5) 3,648 3,630
Armor Holdco, FRN, 1M TSFR + 3.75%, 8.079%, 12/11/28 (3) 3,299 3,322
AssuredPartners, FRN, 1M TSFR + 3.50%, 7.824%, 2/14/31  85,880 85,869
BCPE Pequod Buyer, FRN, 3M TSFR + 3.50%, 7.791%,
11/25/31 (3) 20,710 20,795
Blackstone Mortgage Trust, FRN, 1M TSFR + 3.75%, 8.06%,
12/10/28 (5) 3,940 3,944
Citadel Securities Global Holdings, FRN, 3M TSFR + 2.00%,
6.329%, 10/31/31 (3) 3,706 3,710
Citco Funding, FRN, 1M TSFR + 2.75%, 7.308%, 4/27/28 (3) 8,465 8,525
Claros Mortgage Trust, FRN, 1M TSFR + 4.50%, 8.924%,
8/9/26 (5) 5,428 4,994
Edelman Financial Engines Center, FRN, 1M TSFR + 3.00%,
7.324%, 4/7/28 (3) 14,334 14,353
Edelman Financial Engines Center, FRN, 1M TSFR + 5.25%,
9.574%, 10/6/28 (3) 25,226 25,331
Focus Financial Partners, FRN, 1M TSFR + 3.25%, 7.574%,
9/15/31 (3) 50,750 50,642
GTCR Everest Borrower, FRN, 3M TSFR + 2.75%, 7.079%,
9/5/31 (3) 13,045 13,023
Hightower Holding, FRN, 1M TSFR + 3.00%, 7.291%, 2/3/32 (5) 31,860 31,780
HUB International, FRN, 3M TSFR + 2.50%, 6.787%,
6/20/30 (3) 87,730 87,785
Jane Street Group, FRN, 3M TSFR + 2.00%, 6.313%,
12/15/31 (3) 31,819 31,412
Jones Deslauriers Insurance Management, FRN, 3M TSFR +
2.75%, 7.065%, 3/15/30 (3) 21,337 21,297
KREF Holdings X, FRN, 1M TSFR + 3.25%, 2/25/32 (3) 6,290 6,274
OneDigital Borrower, FRN, 1M TSFR + 3.00%, 7.324%,
7/2/31 (3) 17,676 17,631
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 9.574%,
7/2/32 (3) 18,788 18,905

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
PEX Holdings, FRN, 3M TSFR + 2.75%, 7.079%, 11/26/31 (3)
(5) 7,050 7,059
RFS OPCO, FRN, 1M TSFR + 1.00%, 1.00%, 4/4/31 (6) 2,095 2,079
RFS OPCO, FRN, 1M TSFR + 4.75%, 9.079%, 4/4/31 (5) 4,194 4,153
Ryan Specialty, FRN, 1M TSFR + 2.25%, 6.574%, 9/15/31  3,295 3,290
Sedgwick Claims Management Services, FRN, 3M TSFR +
3.00%, 7.313%, 2/24/28 (3) 41,500 41,511
Tegra118 Wealth Solutions, FRN, 3M TSFR + 4.00%, 8.322%,
2/18/27  5,760 5,663
TIH Insurance Holdings, FRN, 3M TSFR + 2.75%, 7.079%,
5/6/31  26,002 25,950
TIH Insurance Holdings, FRN, 3M TSFR + 4.75%, 9.079%,
5/6/32 (3) 49,205 49,894
USI, FRN, 1M TSFR + 2.25%, 6.579%, 11/21/29 (3) 11,453 11,414
705,947
Food  0.8%
1440 Foods Topco, FRN, 1M TSFR + 5.00%, 9.324%,
10/31/31 (3) 5,210 5,054
Chobani, FRN, 1M TSFR + 2.50%, 6.824%, 10/25/27 (3) 12,325 12,384
Primo Brands, FRN, 1M TSFR + 2.25%, 6.565%, 3/31/28 (3) 12,112 12,122
Simply Good Foods USA, FRN, 1M TSFR + 2.00%, 6.324%,
3/17/27 (3) 5,802 5,831
35,391
Gaming  1.9%
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 6.563%,
2/6/30 (3) 13,551 13,544
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 6.563%,
2/6/31 (3) 14,804 14,804
Great Canadian Gaming, FRN, 3M TSFR + 4.75%, 9.087%,
11/1/29  8,677 8,673
HRNI Holdings, FRN, 1M TSFR + 4.25%, 8.674%, 12/11/28 (3)
(5) 17,170 17,256
Light & Wonder International, FRN, 1M TSFR + 2.25%, 6.562%,
4/16/29 (3) 7,381 7,382
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 8.579%,
8/1/30 (3) 15,133 15,168
Playtika Holding, FRN, 1M TSFR + 2.75%, 7.188%, 3/13/28 (3) 2,350 2,342
Scientific Games Holdings, FRN, 3M TSFR + 3.00%, 7.296%,
4/4/29 (3) 3,898 3,896
83,065
Health Care  7.8%
AthenaHealth Group, FRN, 1M TSFR + 3.00%, 7.324%,
2/15/29 (3) 28,483 28,401
Auris Luxembourg III, FRN, 6M TSFR + 3.75%, 8.177%,
2/28/29 (3) 11,446 11,474

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 7.674%, 5/10/27 (3) 7,851 7,822
Concentra Health Services, FRN, 1M TSFR + 2.25%, 6.323%,
7/26/31 (3)(5) 9,624 9,648
Dechra Finance U.S., FRN, 1M TSFR + 3.25%, 7.513%,
1/27/32 (3) 28,115 28,133
Financiere Mendel, FRN, 3M TSFR + 2.75%, 7.065%,
11/13/30 (3) 1,125 1,124
Financiere Mendel, FRN, 3M TSFR + 3.25%, 11/8/30 (3) 4,066 4,061
Hanger, FRN, 1M TSFR + 3.50%, 7.331%, 10/23/31 (3)(6) 5,010 5,013
Heartland Dental, FRN, 1M TSFR + 4.50%, 8.824%, 4/28/28 (3) 18,176 18,160
Insulet, FRN, 1M TSFR + 2.50%, 6.824%, 8/4/31 (3) 4,813 4,827
IVI America, FRN, 1M TSFR + 3.75%, 8.065%, 4/9/31 (3) 9,456 9,492
LifePoint Health, FRN, 3M TSFR + 3.50%, 7.817%, 5/17/31 (3) 20,662 19,900
LifePoint Health, FRN, 3M TSFR + 3.75%, 8.052%, 5/17/31  23,230 22,374
MED ParentCo, FRN, 1M TSFR + 3.50%, 7.824%, 4/15/31 (3) 6,019 6,031
Medline Borrower, FRN, 1M TSFR + 2.25%, 6.574%,
10/23/28 (3) 68,422 68,495
PetVet Care Centers, FRN, 1M TSFR + 6.00%, 8.327%,
10/24/30 (5)(6) 4,690 4,678
Phoenix Newco, FRN, 1M TSFR + 2.50%, 6.824%, 11/15/28 (3) 9,817 9,828
Radiology Partners, FRN, 3M TSFR + 3.50%, 8.064%,
1/31/29 (3) 8,581 8,406
Sebia, FRN, 3M TSFR + 4.00%, 8.329%, 12/13/27 (5) 12,524 12,571
Star Parent, FRN, 3M TSFR + 4.00%, 8.329%, 9/27/30  7,604 7,441
Surgery Center Holdings, FRN, 1M TSFR + 2.75%, 7.074%,
12/19/30 (3) 28,874 28,887
TTF Lower Intermediate, FRN, 1M TSFR + 3.75%, 8.002%,
7/18/31 (3) 6,350 6,366
VetStrategy Canada Holdings, FRN, 3M TSFR + 3.75%, 8.04%,
12/12/28 (3) 6,179 6,197
Vizient, FRN, 1M TSFR + 2.00%, 6.324%, 8/1/31  3,579 3,589
Waystar Technologies, FRN, 1M TSFR + 2.25%, 6.574%,
10/22/29  11,633 11,642
344,560
Information Technology  16.1%
Applied Systems, FRN, 3M TSFR + 2.75%, 7.079%, 2/24/31 (3) 52,236 52,539
Applied Systems, FRN, 3M TSFR + 4.50%, 8.829%, 2/23/32  32,865 33,634
Arches Buyer, FRN, 1M TSFR + 3.25%, 7.674%, 12/6/27 (3) 13,205 12,961
BMC Software, FRN, 1M TSFR + 3.00%, 7.291%, 7/30/31  9,545 9,522
Boxer Parent, FRN, 3M TSFR + 5.75%, 10.041%, 7/30/32  9,790 9,647
CCC Intelligent Solutions, FRN, 1M TSFR + 2.00%, 6.324%,
1/23/32 (3) 7,885 7,868
Cloud Software Group, FRN, 3M TSFR + 3.50%, 7.829%,
3/30/29 (3) 42,538 42,630

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Cloud Software Group, FRN, 3M TSFR + 3.75%, 8.079%,
3/21/31 (3) 19,747 19,802
Cloudera, FRN, 1M TSFR + 3.75%, 8.174%, 10/8/28  7,915 7,868
Cloudera, FRN, 1M TSFR + 6.00%, 10.424%, 10/8/29  6,900 6,650
ConnectWise, FRN, 3M TSFR + 3.50%, 8.09%, 9/29/28  7,830 7,833
Conservice Midco, FRN, 1M TSFR + 3.00%, 7.324%,
5/13/30 (3) 4,512 4,512
Delivery Hero Finco, FRN, 3M TSFR + 5.00%, 9.315%,
12/12/29  9,802 9,851
Delta Topco, FRN, 1M TSFR + 2.75%, 7.069%, 11/30/29 (3) 18,351 18,302
Delta Topco, FRN, 6M TSFR + 5.25%, 9.512%, 11/29/30 (3) 25,285 25,551
Dye & Durham, FRN, 3M TSFR + 4.00%, 8.429%, 4/11/31 (3) 14,701 14,816
ECI Macola, FRN, 3M TSFR + 3.25%, 7.579%, 5/9/30 (3) 11,940 11,996
Ellucian Holdings, FRN, 1M TSFR + 3.00%, 7.324%, 10/9/29 (3) 34,297 34,260
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 9.074%, 11/22/32  34,497 35,122
Epicor Software, FRN, 1M TSFR + 2.75%, 7.074%, 5/30/31 (3) 65,176 65,358
Fleet U.S. Bidco, FRN, 6M TSFR + 2.75%, 7.055%, 2/21/31 (5) 6,494 6,486
Infinite Bidco, FRN, 3M TSFR + 7.00%, 11.552%, 3/2/29  5,600 4,862
Javelin Buyer, FRN, 3M TSFR + 3.25%, 7.563%, 12/5/31 (3) 8,210 8,241
Javelin Buyer, FRN, 3M TSFR + 5.25%, 9.563%, 10/7/32 (3) 9,570 9,522
McAfee, FRN, 1M TSFR + 3.00%, 7.323%, 3/1/29 (3) 33,657 33,539
MH Sub I, FRN, 1M TSFR + 4.25%, 8.574%, 5/3/28 (3) 14,635 14,302
MH Sub I, FRN, 1M TSFR + 4.25%, 8.574%, 12/31/31 (3) 12,529 12,012
MH Sub I, FRN, 1M TSFR + 6.25%, 10.574%, 2/23/29 (3) 15,124 14,805
Mitchell International, FRN, 1M TSFR + 5.25%, 9.574%, 6/17/32  6,167 6,047
Mosel Bidco, FRN, 3M TSFR + 4.50%, 8.829%, 9/16/30 (5) 2,695 2,702
Polaris Newco, FRN, 3M EURIBOR + 4.00%, 6.55%, 6/2/28
(EUR) (3) 8,036 8,221
Polaris Newco, FRN, 3M TSFR + 4.00%, 8.552%, 6/2/28 (3) 7,959 7,934
Project Alpha Intermediate Holding, FRN, 1M TSFR + 3.25%,
10/28/30 (3) 12,925 12,965
Project Alpha Intermediate Holding, FRN, 1M TSFR + 5.00%,
11/21/32 (3) 29,860 29,953
Proofpoint, FRN, 1M TSFR + 3.00%, 7.324%, 8/31/28 (3) 18,919 18,958
RealPage, FRN, 3M TSFR + 3.00%, 7.59%, 4/24/28 (3) 6,212 6,169
RealPage, FRN, 3M TSFR + 3.75%, 8.079%, 4/24/28 (3) 14,905 14,955
Sandisk, FRN, 3M TSFR + 3.00%, 7.33%, 12/13/31 (3) 44,730 43,835
SS&C Technologies, FRN, 1M TSFR + 2.00%, 6.324%,
5/9/31 (3) 3,321 3,326
X, 9.50%, 10/26/29  8,650 8,832
X, FRN, 1M TSFR + 6.50%, 10.979%, 10/26/29  8,550 8,526
706,914

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Manufacturing  4.9%
Alliance Laundry Systems, FRN, 1M TSFR + 3.50%, 7.072%,
8/19/31  9,755 9,761
Engineered Machinery Holdings, FRN, 3M TSFR + 3.75%,
8.34%, 5/19/28 (3) 25,190 25,281
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
10.59%, 5/21/29  20,251 20,264
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%,
11.09%, 5/21/29  8,840 8,848
Filtration Group, FRN, 1M TSFR + 3.00%, 7.324%, 10/21/28 (3) 42,392 42,586
Husky Injection Molding Systems, FRN, 6M TSFR + 4.50%,
8.785%, 2/15/29 (3) 8,601 8,635
JBT Marel, FRN, 1M TSFR + 2.25%, 6.674%, 1/2/32 (3) 6,630 6,648
LTI Holdings, FRN, 1M TSFR + 4.25%, 8.574%, 7/30/29 (3) 48,478 48,467
Madison IAQ, FRN, 6M TSFR + 2.50%, 6.762%, 6/21/28 (3) 11,489 11,472
Madison Safety & Flow, FRN, 1M TSFR + 3.25%, 7.574%,
9/26/31 (3) 8,091 8,098
Pro Mach Group, FRN, 1M TSFR + 2.75%, 8/31/28 (3) 370 370
Pro Mach Group, FRN, 1M TSFR + 3.50%, 7.824%, 8/31/28 (3) 21,438 21,450
Watlow Electric Manufacturing, FRN, 1M TSFR + 3.50%,
7.791%, 3/2/28 (3) 5,816 5,836
217,716
Metals & Mining  0.4%
Arsenal AIC Parent, FRN, 1M TSFR + 2.75%, 7.072%,
8/18/30 (3) 17,695 17,699
17,699
Other Telecommunications  2.0%
Frontier Communications Holdings, FRN, 1M TSFR + 2.50%,
6.792%, 7/1/31  19,345 19,410
Level 3 Financing, FRN, 1M TSFR + 6.56%, 10.884%,
4/16/29 (3) 27,835 28,117
Level 3 Financing, FRN, 1M TSFR + 6.56%, 10.884%,
4/15/30 (3) 9,765 9,863
Lumen Technologies, FRN, 1M TSFR + 2.35%, 6.788%,
4/15/29 (3) 8,539 8,032
Lumen Technologies, FRN, 1M TSFR + 6.00%, 10.324%,
6/1/28 (3) 5,916 5,905
QualityTech, FRN, 1M TSFR + 3.50%, 7.807%, 10/30/31 (5) 8,045 8,005
Zayo Group Holdings, FRN, 1M TSFR + 3.00%, 7.438%, 3/9/27  11,140 10,627
89,959
Publishing  0.2%
Abe Investment Holdings, 2/14/30 (3) 6,435 6,580
6,580
Restaurants  1.0%
BCPE Grill Parent, FRN, 3M TSFR + 4.75%, 9.063%, 9/30/30  4,768 4,667

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Dave & Buster's, FRN, 1M TSFR + 3.25%, 7.563%, 6/29/29 (3) 2,863 2,709
Fertitta Entertainment, FRN, 1M TSFR + 3.50%, 7.824%,
1/27/29 (3) 8,025 8,023
IRB Holding, FRN, 1M TSFR + 2.50%, 6.824%, 12/15/27 (3) 27,175 27,144
42,543
Retail  0.3%
Victra Holdings, FRN, 1M TSFR + 4.25%, 3/29/29 (3) 1,940 1,946
Victra Holdings, FRN, 3M TSFR + 5.25%, 9.541%, 3/31/29  9,641 9,671
11,617
Satellites  0.4%
Connect Finco, FRN, 1M TSFR + 4.50%, 8.824%, 9/27/29 (3) 8,233 7,158
Iridium Satellite, FRN, 1M TSFR + 2.25%, 6.574%, 9/20/30 (3) 11,723 11,573
18,731
Services  9.3%
Acuren Delaware Holdco, FRN, 1M TSFR + 2.75%, 7.074%,
7/30/31 (3) 5,048 5,050
AG Group Holdings, FRN, 1M TSFR + 4.25%, 8.574%,
12/29/28 (3) 4,508 4,475
Aggreko Holdings, FRN, 1M TSFR + 3.00%, 7.293%,
8/16/29 (3) 17,584 17,590
Allied Universal Holdco, FRN, 1M TSFR + 3.75%, 8.174%,
5/12/28 (3) 36,712 36,741
Anticimex Global, FRN, 1M TSFR + 3.40%, 7.74%, 11/16/28 (3) 4,248 4,257
Anticimex Global, FRN, 3M TSFR + 3.15%, 7.49%, 11/16/28 (3) 5,438 5,438
Ascend Learning, FRN, 1M TSFR + 3.00%, 7.324%,
12/11/28 (3) 12,168 12,064
Ascend Learning, FRN, 1M TSFR + 5.75%, 10.174%,
12/10/29 (3) 12,525 12,496
Boost Newco Borrower, FRN, 1M TSFR + 2.00%, 6.291%,
1/31/31  33,642 33,600
CD&R Firefly Bidco, FRN, 3M EURIBOR + 3.75%, 6.362%,
6/21/28 (EUR) (3) 5,635 5,886
CD&R Firefly Bidco, FRN, 3M EURIBOR + 4.00%, 6.612%,
6/21/28 (EUR) (3) 1,285 1,342
Clearwater Analytics, FRN, 1M TSFR + 2.25%, 2/10/32 (3)(5) 6,235 6,227
CoreLogic, FRN, 1M TSFR + 6.50%, 10.938%, 6/4/29  7,515 7,293
Crown Subsea Communications Holding, FRN, 1M TSFR +
4.00%, 8.323%, 1/30/31 (3) 7,694 7,725
Dayforce, FRN, 1M TSFR + 2.00%, 6.318%, 3/1/31 (3) 7,935 7,920
Dun & Bradstreet, FRN, 1M TSFR + 2.25%, 6.574%, 1/18/29 (3) 5,603 5,593
EG America, FRN, 3M TSFR + 4.25%, 8.563%, 2/7/28 (3) 9,585 9,636
Fortress Intermediate 3, FRN, 1M TSFR + 3.75%, 8.074%,
6/27/31  9,912 9,905
Fugue Finance, FRN, 1M TSFR + 3.25%, 7.496%, 1/9/32 (3) 6,706 6,743

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
HireRight Holdings, FRN, 1M TSFR + 3.25%, 7.553%,
9/27/30 (3) 13,845 13,855
HomeServe USA Holding, FRN, 1M TSFR + 2.00%, 6.312%,
10/21/30 (3) 6,187 6,134
Icon Parent, FRN, 3M TSFR + 3.00%, 7.315%, 11/13/31 (3) 17,005 16,955
Icon Parent, FRN, 3M TSFR + 5.00%, 9.315%, 11/12/32  13,630 13,788
Mermaid Bidco, FRN, 3M TSFR + 3.25%, 7.553%, 7/3/31 (3) 13,756 13,816
Project Boost Purchaser, FRN, 3M TSFR + 3.50%, 7.307%,
7/2/31 (3) 16,222 16,203
Project Boost Purchaser, FRN, 3M TSFR + 5.25%, 9.557%,
7/16/32  7,685 7,841
Renaissance Holdings, FRN, 1M TSFR + 4.00%, 8.324%,
4/5/30 (3) 9,836 9,565
Sabre Financial Borrower, FRN, 1M TSFR + 0.00%,
12/15/28 (3) 4,795 5,108
Sabre GLBL, FRN, 1M TSFR + 5.00%, 9.424%, 6/30/28  4,960 4,870
Sabre GLBL, FRN, 1M TSFR + 6.00%, 10.424%, 11/15/29 (3) 13,015 13,004
Staples, FRN, 3M TSFR + 5.75%, 10.041%, 9/4/29 (3) 4,480 4,205
TK Elevator U.S. Newco, FRN, 6M TSFR + 3.50%, 7.737%,
4/30/30  5,778 5,778
UKG, FRN, 3M TSFR + 3.00%, 7.30%, 2/10/31  77,153 77,128
408,231
Utilities  4.2%
Alpha Generation, FRN, 1M TSFR + 2.75%, 7.074%,
9/30/31 (3) 24,131 24,172
Cogentrix Finance Holdco I, FRN, 1M TSFR + 2.75%,
2/13/32 (3) 21,768 21,730
Compass Power Generation, FRN, 1M TSFR + 3.75%, 8.074%,
4/14/29 (3) 3,710 3,713
Constellation Renewables, FRN, 3M TSFR + 2.25%, 6.563%,
12/15/27 (3) 13,625 13,619
Cornerstone Generation, FRN, 1M TSFR + 3.25%, 10/28/31 (3) 24,100 24,140
Edgewater Generation, FRN, 1M TSFR + 3.00%, 7.324%,
8/1/30 (3) 15,474 15,513
Hamilton Projects Acquiror, FRN, 1M TSFR + 3.00%, 7.324%,
5/31/31 (3) 6,949 6,957
Innio North America Holding, FRN, 3M TSFR + 2.50%, 6.808%,
11/2/28 (3) 3,311 3,320
Pike, FRN, 1M TSFR + 3.00%, 7.438%, 1/21/28 (3) 6,338 6,374
Talen Energy Supply, FRN, 1M TSFR + 2.50%, 6.818%,
5/17/30 (3) 15,386 15,393
Talen Energy Supply, FRN, 1M TSFR + 2.50%, 6.818%,
12/13/31 (3) 28,849 28,871
TerraForm Power Operating, FRN, 3M TSFR + 2.00%, 6.301%,
5/21/29 (3) 11,885 11,907

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
WEC U.S. Holdings, FRN, 1M TSFR + 2.25%, 6.573%,
1/27/31 (3) 7,769 7,752
183,461
Wireless Communications  1.8%
Asurion, FRN, 1M TSFR + 3.25%, 7.688%, 12/23/26 (3) 8,710 8,700
Asurion, FRN, 1M TSFR + 3.25%, 7.688%, 7/31/27 (3) 4,464 4,457
Asurion, FRN, 1M TSFR + 4.25%, 8.674%, 8/19/28 (3) 11,904 11,887
Asurion, FRN, 1M TSFR + 5.25%, 9.688%, 1/31/28 (3) 26,405 25,791
Asurion, FRN, 1M TSFR + 5.25%, 9.688%, 1/20/29 (3) 27,121 26,277
77,112
Total Bank Loans (Cost $3,851,940) 3,851,231
CONVERTIBLE BONDS  0.0%
Services  0.0%
Sabre GLBL, 4.00%, 4/15/25  1,920 1,915
Total Convertible Bonds (Cost $1,913) 1,915
CORPORATE BONDS  8.3%
Aerospace & Defense  0.1%
TransDigm, 6.75%, 8/15/28 (1) 5,830 5,939
5,939
Airlines  0.1%
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 3,203 3,219
United Airlines, 4.375%, 4/15/26 (1) 2,625 2,594
5,813
Automotive  1.0%
Adient Global Holdings, 4.875%, 8/15/26 (1) 1,805 1,805
Clarios Global, 6.25%, 5/15/26 (1) 1,358 1,358
Ford Motor Credit, FRN, SOFR + 2.95%, 7.36%, 3/6/26  8,665 8,812
Rivian Holdings, FRN, 6M TSFR + 6.053%, 10.502%,
10/15/26 (1) 34,217 34,388
46,363
Broadcasting  0.3%
Clear Channel Outdoor Holdings, 7.875%, 4/1/30 (1) 2,580 2,625
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 3,930 3,517
Univision Communications, 8.00%, 8/15/28 (1) 6,349 6,429
12,571
Cable Operators  0.4%
CSC Holdings, 11.25%, 5/15/28 (1) 9,700 9,445
CSC Holdings, 11.75%, 1/31/29 (1) 7,995 7,805
17,250

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Chemicals  0.1%
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00%
PIK) (1)(7) 99 89
Vibrantz Technologies, 9.00%, 2/15/30 (1) 4,135 3,721
3,810
Energy  0.4%
NGL Energy Operating, 8.125%, 2/15/29 (1) 2,400 2,442
Seadrill Finance, 8.375%, 8/1/30 (1) 3,292 3,366
Venture Global LNG, 9.50%, 2/1/29 (1) 3,715 4,101
Venture Global LNG, VR, 9.00% (1)(8)(9) 5,785 5,886
15,795
Entertainment & Leisure  0.1%
NCL, 8.125%, 1/15/29 (1) 3,283 3,480
3,480
Financial  1.4%
Acrisure, 8.50%, 6/15/29 (1) 7,415 7,758
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 3,610 3,601
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1) 4,225 4,267
Hightower Holding, 9.125%, 1/31/30 (1) 8,385 8,794
HUB International, 7.25%, 6/15/30 (1) 6,980 7,207
HUB International, 7.375%, 1/31/32 (1) 3,620 3,702
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 12,885 13,658
Jones Deslauriers Insurance Management, 10.50%,
12/15/30 (1) 3,315 3,580
Navient, 9.375%, 7/25/30  3,325 3,599
Ryan Specialty, 4.375%, 2/1/30 (1) 595 561
USI, 7.50%, 1/15/32 (1) 6,776 7,064
63,791
Health Care  1.1%
Bausch + Lomb, 8.375%, 10/1/28 (1) 5,620 5,852
CHS, 8.00%, 12/15/27 (1) 3,775 3,742
CHS, 10.875%, 1/15/32 (1) 12,100 12,372
LifePoint Health, 10.00%, 6/1/32 (1) 3,930 3,841
LifePoint Health, 11.00%, 10/15/30 (1) 19,140 21,102
46,909
Information Technology  0.9%
Cloud Software Group, 8.25%, 6/30/32 (1) 7,480 7,742
Cloud Software Group, 9.00%, 9/30/29 (1) 27,805 28,396
Dye & Durham, 8.625%, 4/15/29 (1) 3,665 3,830
39,968
Lodging  0.0%
Hilton Domestic Operating, 5.375%, 5/1/25 (1) 1,605 1,597
1,597

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Metals & Mining  0.1%
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 3,360 3,746
3,746
Other Telecommunications  0.5%
Level 3 Financing, 10.00%, 10/15/32 (1) 5,901 5,901
Level 3 Financing, 10.75%, 12/15/30 (1) 6,667 7,467
Level 3 Financing, 11.00%, 11/15/29 (1) 7,767 8,786
22,154
Real Estate Investment Trust Securities  0.1%
Service Properties Trust, 8.625%, 11/15/31 (1) 2,975 3,187
3,187
Services  0.9%
Allied Universal Holdco, 7.875%, 2/15/31 (1) 3,616 3,729
Allied Universal Holdco, 9.75%, 7/15/27 (1) 12,850 12,930
Boost Newco Borrower, 7.50%, 1/15/31 (1) 2,630 2,748
eG Global Finance, 12.00%, 11/30/28 (1) 9,520 10,676
Sabre GLBL, 10.75%, 11/15/29 (1) 6,719 7,164
UKG, 6.875%, 2/1/31 (1) 2,170 2,227
39,474
Telephones  0.1%
Verizon Communications, FRN, SOFRINDX + 0.79%, 5.161%,
3/20/26  2,690 2,703
2,703
Utilities  0.7%
NRG Energy, VR, 10.25% (1)(8)(9) 5,330 5,930
Talen Energy Supply, 8.625%, 6/1/30 (1) 5,293 5,650
Vistra, VR, 8.00% (1)(8)(9) 2,258 2,320
Vistra, Series C, VR, 8.875% (1)(8)(9) 13,020 13,915
Vistra Operations, 5.125%, 5/13/25 (1) 3,675 3,672
31,487
Total Corporate Bonds (Cost $359,562) 366,037
PREFERRED STOCKS  0.2%
Financial  0.2%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $7,407 (4)
(5)(10) 8 7,461
Total Preferred Stocks (Cost $7,407) 7,461

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS  11.9%
Money Market Funds  11.9%
T. Rowe Price Government Reserve Fund, 4.41% (11)(12) 522,108 522,108
Total Short-Term Investments (Cost $522,108) 522,108
Total Investments in Securities 107.9%
(Cost $4,743,797) $ 4,749,632
Other Assets Less Liabilities (7.9)% (349,511)
Net Assets 100.0% $ 4,400,121
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $351,803 and represents 8.0% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of February 28, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Non-income producing
(5) Level 3 in fair value hierarchy.
(6) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at February 28, 2025, were $3,602 and were valued at $3,585
(0.1% of net assets).
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Perpetual security with no stated maturity date.

T. ROWE PRICE Floating Rate Fund

.
.
.
.
.
.
.
.
.
.
(10) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $7,461 and represents 0.2% of net assets.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 4.368% (SOFR + 0.00%) at
Maturity, 3/20/25 17,265 533 — 533
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 4.368% (SOFR + 0.00%) at
Maturity, 6/20/25 9,385 (19) — (19)
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 4.368% (SOFR + 0.00%) at
Maturity, 6/20/25 10,645 273 — 273
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 4.368% (SOFR + 0.00%) at
Maturity, 9/20/25 9,385 (18) — (18)
Total Bilateral Total Return Swaps — 769
Total Bilateral Swaps — 769

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Standard Chartered 5/23/25 USD 20,934 EUR 19,903 $ 194
State Street 5/23/25 USD 306 EUR 291 3
Net unrealized gain (loss) on open forward
currency exchange contracts $ 197

T. ROWE PRICE Floating Rate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.41% $ —# $ — $ 12,518+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
2/28/25
T. Rowe Price Government
Reserve Fund, 4.41% $ 255,321  ¤  ¤ $ 522,108^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $12,518 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $522,108.

T. ROWE PRICE Floating Rate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Floating Rate Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Floating Rate Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Floating Rate Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Floating Rate Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 28, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 28, 2025, totaled $217,000 for the period ended February 28, 2025. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of
Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 368,832 $ — $ 368,832
Bank Loans — 3,716,363 134,868 3,851,231
Preferred Stocks — — 7,461 7,461
Short-Term Investments 522,108 — — 522,108
Total Securities 522,108 4,085,195 142,329 4,749,632
Swaps — 806 — 806
Forward Currency Exchange
Contracts — 197 — 197
Total $ 522,108 $ 4,086,198 $ 142,329 $ 4,750,635
Liabilities
Swaps $ — $ 37 $ — $ 37
1
Includes Asset-Backed Securities, Convertible Bonds and Corporate Bonds.

T. ROWE PRICE Floating Rate Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
5/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
2/28/25
Investment
in
Securities
Bank
Loans $ 70,359 $ 105 $ 83,638 $ (16,712) $ 29,105 $ (31,627) $ 134,868
Preferred
Stocks — 54 7,407 — — — 7,461
Total $ 70,359 $ 159 $ 91,045 $ (16,712) $ 29,105 $ (31,627) $ 142,329
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Bank
Loans
$134,868 Pricing service —# —# —# —#
Preferred
Stocks
$7,461 Market
comparable
Relative value —# —# —#

T. ROWE PRICE Floating Rate Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F194-054Q3 02/25